UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D/A
(Amendment No.1)

ASSET-BACKED ISSUER
Distribution Report Pursuant to Section 13 or 15(d) of
the Securities Exchange Act of 1934

For the monthly distribution period from May 1, 2020 to May 31, 2020

Commission File Number of issuing entity:
333-228572
Central Index Key Number of issuing entity:
0001128250
BA CREDIT CARD TRUST *
(Exact name of issuing entity as specified in its charter)
(Issuer of the Notes)

Commission File Number of issuing entity:
333-228572-02
Central Index Key Number of issuing entity:
0000936988
BA MASTER CREDIT CARD TRUST II
(Exact name of issuing entity as specified in its charter)
(Issuer of the Collateral Certificate)

Commission File Number of depositor: 333-228572-01
Central Index Key Number of depositor: 0001370238
BA CREDIT CARD FUNDING, LLC
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001102113

BANK OF AMERICA, NATIONAL ASSOCIATION
(Exact name of sponsor as specified in its charter)

Keith Landis (980) 683-4915
(Name and telephone number, including area code, of the person to contact in connection with this filing)

Delaware	Delaware
(State or other jurisdiction of incorporation or organization of the issuing entity)	(State or other jurisdiction of incorporation or organization of the issuing entity)

c/o BA Credit Card Funding, LLC 1020 North French Street DE5-002-01-05 Wilmington, DE 19884	c/o BA Credit Card Funding, LLC 1020 North French Street DE5-002-01-05 Wilmington, DE 19884
(Address of principal executive offices of issuing entity)	(Address of principal executive offices of issuing entity)

(980) 683-4915	(980) 683-4915
(Telephone number, including area code)	(Telephone number, including area code)

N/A	N/A
(I.R.S. Employer Identification No.)	(I.R.S. Employer Identification No.)

N/A	N/A
(Former name, former address, if changed since last report)	(Former name, former address, if changed since last report)

Each class of Notes to which this report on Form 10-D relates is reporting in accordance with Section 15(d) of the Securities Exchange Act of 1934. The title of each class of Notes to which this report on Form 10-D relates is set forth in Exhibit 99.2 hereto.

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   ☒  No  ☐

* In accordance with relevant regulations of the Securities and Exchange Commission, the depositor files annual and other reports with the Commission in respect of the BA Credit Card Trust and the BA Master Credit Card Trust II under the Central Index Key (CIK) number (0001128250) for the BA Credit Card Trust.

Explanatory Note

This Amendment No. 1 on Form 10-D/A (this “Amended 10-D Report”) amends the Distribution Report on Form 10-D (the “Original 10-D Report”) for the monthly distribution period ending May 31, 2020, filed by BA Credit Card Trust on June 15, 2020, and is being filed to correct the Class D Required Investor Interest determined as of the close of business on the Transfer Date relating to the May 2020 Monthly Period, as reported under Item B.3.(k) in the Monthly Series Certificateholders' Statement included as Exhibit 99.1 to the Original 10-D Report. The Class D Investor Interest was correctly reported in the Monthly Series Certificateholders’ Statement for the Monthly Period ending May 31, 2020 and has equaled or exceeded the Class D Required Investor Interest at all relevant times.

An amended Monthly Series Certificateholders’ Statement is filed as Exhibit 99.1 to this Amended 10-D Report.  The correction made to the amount reported under Item B.3.(k) of Exhibit 99.1 to this Amended 10-D Report is the only amendment to the Original 10-D Report made by this Amended 10-D Report.

PART I – DISTRIBUTION INFORMATION

ITEM 1 – Distribution and Pool Performance Information.

Response to Item 1 is set forth in Exhibit 99.1.

PART II – OTHER INFORMATION

ITEM 9 – Exhibits.

Exhibit 99.1	Monthly Series Certificateholders' Statement.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dated: July 14, 2020

BA CREDIT CARD TRUST (Issuing Entity)

BA MASTER CREDIT CARD TRUST II (Issuing Entity)

BANK OF AMERICA, NATIONAL ASSOCIATION, (Servicer)

By: /s/ Joseph L. Lombardi
Name:	Joseph L. Lombardi
Title:	Director